Inventories	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

Inventories consisted of the following:

	December 31, 2023	December 31, 2022
Ingredient materials	$414,595	$540,689
Package and other materials	114,398	60,904
Finished goods	194,912	91,913
Total inventories	$723,905	$693,506